UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C.  20549

			FORM 13F

			FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement
				 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:		Security Capital Global Capital Management Group Incorporated
Address:	11 South LaSalle Street, Second Floor
		Chicago, Illinois  60603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered intregal parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Michael J. Heller
Title:		Assistant Controller
Phone:		(312) 345-5826
Signature, Place and Date of Signing

	/s/ Michael J. Heller  Chicago, Illinois  May 15, 2001

Report Type:

[x]  13F HOLDING REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers	0

Form 13F Information Table Entry Total	21

Form 13F Information Table Value Total	$765,408

List of Other Included Managers		None


			FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIMCO                                           03748R101    53770  1209670 SH       SOLE                   548770            660900
Arden Realty                                    039793104    25557  1082930 SH       SOLE                   565430            517500
AvalonBay Communities                           053484101    60190  1313901 SH       SOLE                   788198            525703
Boston Properties, Inc.                         101121101    87060  2264250 SH       SOLE                  1020950           1243300
Brookfield Properties                           112900105    25421  1526815 SH       SOLE                   951515            575300
Cabot Industrial Trust                          127072106    17709   912855 SH       SOLE                   912855
Charles E. Smith Residential                    832197107    20633   453565 SH       SOLE                   453565
Equity Office Properties Trust                  294741103    64121  2290036 SH       SOLE                  1287219           1002817
Equity Res. Prop.                               29476L107    12307   236535 SH       SOLE                   236535
Essex Property Trust                            297178105    23421   487425 SH       SOLE                   487425
Federal Realty Investment Trus                  313747206      219    11190 SH       SOLE                    11190
General Growth Properties                       370021107    24003   686780 SH       SOLE                   686780
Liberty Property Trust                          531172104    59868  2119954 SH       SOLE                   992954           1127000
Mack-Cali Realty Corporation                    554489104    75802  2807495 SH       SOLE                  1355595           1451900
Post Properties Inc.                            737464107    12387   353915 SH       SOLE                   353915
Prentiss Properties                             740706106    25027  1015285 SH       SOLE                   483185            532100
Public Storage Inc.                             74460D109    62435  2378470 SH       SOLE                  1145770           1232700
SL Green Realty Corp.                           78440X101    13222   481680 SH       SOLE                   481680
Shurgard Storage Ctr-A                          82567D104      457    17300 SH       SOLE                    17300
Spieker Properties, Inc.                        848497103    45606   831475 SH       SOLE                   515475            316000
Starwood Hotels & Resorts                       85590A203    56193  1652260 SH       SOLE                   455810           1196450
Report Summary				21 Data Records	    765408	     0 Other Managers on Whose Behalf Report is Filed